UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: June 30, 2002

Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one.):  [ ] is a restatement.
     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     William P. Hallman, Jr.
Address:  201 Main Street, Suite 3200
          Fort Worth, Texas  76102

Form 13F File Number:  28-2672

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Report Manager:

Name:     William P. Hallman, Jr.
Title:
Phone:    817/390-8400

Signature, Place, and Date of Signing:

/s/ William P. Hallman, Jr.        Fort Worth, Texas    August 12, 2002



Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  2

Form 13F Information Table Value Total:  $34,444     (thousands)

Information with respect to which the Institutional Investment Manager is requesting confidential treatment has been omitted and filed separately with the Securities and Exchange Commission.

List of Other Included Managers:
NONE


FORM 13F INFORMATION TABLE
                    TITLE OF            VALUE    SHARES/  SH/   PUT/   INVSTMNT   OTHR    VOTING AUTHORITY
NAME OF ISSUER       CLASS     CUSIP   (X$1000)  PRN AMT  PRN   CLL    DISCRETN   MGRS   SOLE   SHRD     NONE
HUMAN GENOME
 SCIENCES INC         COM     444903108  26800   2000000   SH              Sole       2000000
LA QUINTA CORP    PAIRED CTF  50419U202   7644   1161375   SH              Sole       1161375

Information with respect to which the Institutional Investment Manager is requesting confidential treatment has been omitted and filed separately with the Securities and Exchange Commission.
